Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding - ACI Canada Legacy Performance Options [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding [Line Items]
Options Outstanding	6,641,057
Options Exercisable	6,454,015
0.001 [Member]
Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding [Line Items]
Options Outstanding	900,000
Options Exercisable	900,000
Exercise Price (in Dollars per share) | $ / shares	$ 0.001
Expiry Date	Feb. 01, 2026
0.01 [Member]
Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding [Line Items]
Options Outstanding	691,057
Options Exercisable	691,057
Exercise Price (in Dollars per share) | $ / shares	$ 0.01
Expiry Date	Dec. 31, 2027
0.01 [Member]
Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding [Line Items]
Options Outstanding	3,050,000
Options Exercisable	3,023,903
Exercise Price (in Dollars per share) | $ / shares	$ 0.01
Expiry Date	Sep. 01, 2028
0.01 [Member]
Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding [Line Items]
Options Outstanding	2,000,000
Options Exercisable	1,839,055
Exercise Price (in Dollars per share) | $ / shares	$ 0.01
Expiry Date	Jun. 01, 2029